Note 20 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2019			2018
	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated
Net Interest Income	$8,845	$(160)	$8,685	$8,360	$(55)	$8,305
Provision for Loan Losses	303	--	303	415	--	415
Net Interest Income after Provision for Loan Losses	8,542	(160)	8,382	7,945	(55)	7,890

Non-Interest Income
Mortgage banking and title abstract fees	649	503	1,152	518	308	826
Real estate sales commissions, net	180	--	180	192	--	192
Insurance commissions	419	--	419	430	--	430
Other fees and services charges	68	--	68	131	--	131
Income from bank-owned life insurance	80	--	80	80	--	80
Net gain on loans held for sale	1	3,013	3,014	5	2,115	2,120
Gain on the sale of SBA loans	265	--	265	105	--	105
Loss on sale of investment securities available for sale	(4)	--	(4)	--	--	--
(Loss) gain on sales and write-downs of other real estate owned	(221)	--	(221)	63	--	63
Total Non-Interest Income	1,437	3,516	4,953	1,524	2,423	3,947

Non-Interest Expense
Salaries and employee benefits	5,768	1,179	6,947	5,237	1,170	6,407
Directors’ fees and expenses	223	--	223	208	--	208
Occupancy and equipment	478	214	692	441	160	601
Data processing	366	142	508	279	119	398
Professional fees	357	59	416	329	36	365
FDIC deposit insurance assessment	15	--	15	186	--	186
Other real estate owned expenses	22	--	22	20	--	20
Advertising	140	55	195	183	34	217
Amortization of other intangible	49	--	49	48	--	48
Other	780	61	841	657	59	716
Total Non-Interest Expense	8,198	1,710	9,908	7,588	1,578	9,166

Pretax Segment Profit	$1,781	$1,646	$3,427	$1,881	$790	$2,671

Segment Assets	$286,986	$15,554	$302,540	$261,490	$9,914	$271,404